Lease liabilities	12 Months Ended
Dec. 31, 2019
Text Block Abstract [Abstract]
Lease liabilities
33. Lease liabilities
The Company is the lessee in agreements primarily including oil and gas producing units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, lands and buildings.
Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2018	Adoption of IFRS 16	Remeasurement / new contracts	Payment of principal and interest (*)	Interest expense	Foreign exchange gains and losses	Cumulative translation adjustment (CTA)	Transfer to assets and liabilities held for sale	Balance at 12.31.2019

In Brazil	185	5,628	1,239	(1,597)	376	160	(246)	(241)	5,504
Abroad	—	20,947	1,060	(3,655)	1,138	479	(445)	(1,167)	18,357

Total	185	26,575	2,299	(5,252)	1,514	639	(691)	(1,408)	23,861

Payments relating to liabilities held for sale				(84)
Amounts received				110
Payments relating to discontinued operations				19

Net cash used in financing activities				(5,207)

The following table presents main information by class of underlying assets:

Present Value of Future Payments	Initial Application	Closing Balance	Recoverable taxes	Discount rate (%)	Average Period
Without readjustment
Vessels	7,162	7,199	271	4.4173 p.a.	5.1 years
Platforms	4,213	3,283	—	6.1264 p.a.	15.5 years
Others	472	319	7	2.8723 p.a.	2.3 years
With readjusment - abroad (*)
Vessels	1,123	1,050	—	5.4336 p.a.	8.7 years
Platforms	10,898	9,658	—	5.8219 p.a.	11.7 years
Others	86	45	—	2.3401 p.a.	0.9 years
With readjusment - Brazil
Vessels	1,489	1,147	101	6.8919 p.a.	4.5 years
Properties	798	859	16	8.4804 p.a.	20.7 years
Others	334	301	20	6.9033 p.a.	3.2 years

TOTAL	26,575	23,861	415	6.0033 p.a.	9.8 years

For information regarding depreciation, additions and carrying amount by class of underlying assets, see note 23.

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2020	2021	2022	2023	2024	2025 onwards	Total	Recoverable taxes
Without readjustment
Vessels	2,390	1,943	1,347	954	619	945	8,198	300
Platforms	563	397	321	306	306	3,285	5,178	—
Others	151	123	10	18	1	30	333	8
With readjusment - abroad (*)
Vessels	169	155	155	155	156	556	1,346	—
Platforms	1,911	1,808	1,281	892	847	6,846	13,585	—
Others	41	3	1	—	—	—	45	—
With readjusment - Brazil
Vessels	406	327	215	164	126	133	1,371	121
Properties	116	138	134	111	104	1,248	1,851	20
Others	153	90	47	36	5	14	345	15

TOTAL	5,900	4,984	3,511	2,636	2,164	13,057	32,252	464

(*)	Contracts signed in the U.S. Dollars.
Payments in certain lease agreements vary due to changes in facts or circumstances occurring after their inception other than the passage of time. Such payments are not included in the measurement of the lease obligations. Variable lease payments in the year ended December 31, 2019 amounted to US$ 671, representing 13% in relation to fixed payments.
All extension options were included in the measurement of lease obligations.
The sensitivity analysis of financial instruments subject to exchange variation is presented in note 36.2.
In the year ended December 31, 2019, the Company recognized lease expenses in the amount of US$ 674 relating to short-term leases.
At December 31, 2019, the balance of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 50,130.
33.1. Accounting policy for lease liabilities
Lease liabilities, including those whose underlying assets are of low value, are measured at the present value of lease payments, which includes recoverable taxes, non-cancellable
periods and options to extend a lease when they are reasonably certain. These payments are discounted at the Company’s nominal incremental rate on loans, as the interest rates implicit in lease agreements with third parties usually cannot be readily determined.
Lease remeasurements reflect changes arising from contractual rates or indexes, as well as lease terms due to new expectations of lease extensions or terminations.
Unwinding of discount on the lease liability is classified as finance expense, while payments reduce their carrying amount. According to the Company’s foreign exchange risk management, foreign exchange variations on lease liabilities denominated in U.S. dollars are designated as instruments to protect cash flow hedge relationships from highly probable future exports (see note 36.2).
In the E&P segment, some activities are conducted by joint operations where the company is the operator. In cases where all parties to the joint operation are primarily responsible for the lease payments, the Company recognizes the lease liability in proportion to its share. In addition, underlying assets arising from a specific contract in which the Company is solely responsible for the lease payments may be used in a joint operation. In such cases, the lease liabilities remain fully recognized and the partners are charged in proportion to their interests.
Payments associated with short-term leases (term of 12 months or less) are recognized as an expense over the term of the lease.